Intangible Assets - Changes in Mortgage Servicing Rights (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in mortgage servicing rights
Balance at beginning of period		$ 2,713
Changes in fair value:
Total changes in fair value		(27)	$ (93)	$ (529)
Balance at end of period		2,931	2,713
Mortgage servicing rights (MSRs)
Changes in mortgage servicing rights
Balance at beginning of period		2,713	2,584	2,847
Originated mortgage servicing rights		245	222	266
Changes in fair value:
Due to changes in model inputs and assumptions	[1]	286	364	108
Other changes in fair value	[2]	313	457	637
Balance at end of period		$ 2,931	$ 2,713	$ 2,584

[1]	The change in fair value resulting from changes in valuation inputs or assumptions used in the valuation model reflects the change in discount rates and prepayment speed assumptions primarily due to changes in interest rates.
[2]	Other changes in fair value reflect changes due to customer payments and passage of time.Total changes in fair value are reported in real estate servicing fees, net, reported in non-interest income in the Company's consolidated statements of income.